Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2020
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001318342
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 29, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jun. 29, 2021
Prospectus Date	rr_ProspectusDate	Mar. 01, 2021
RNC Genter Dividend Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

RNC Genter Dividend Income Fund

(Ticker Symbol: GDIIX)

A series of Investment Managers Series Trust

Supplement dated June 29, 2021, to the

Prospectus dated March 1, 2021.

Effective immediately, the RNC Genter Dividend Income Fund (the “Fund”) will replace its benchmark index, the Russell 1000 Value Index, with the S&P 500/Citigroup Value Index. Accordingly, the “Average Annual Total Returns” table on page 4 of the Prospectus is deleted and replaced with the following:

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective June 29, 2021, the Fund changed one of its performance benchmarks from the Russell 1000 Value Index to the S&P 500/Citigroup Value Index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for periods ended December 31, 2020
RNC Genter Dividend Income Fund | S&P 500/Citigroup Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.36%	[1],[2]
5 Years	rr_AverageAnnualReturnYear05	10.52%	[1],[2]
10 Years	rr_AverageAnnualReturnYear10	11.93%	[1],[2]
RNC Genter Dividend Income Fund | MSCI US Investable Market High Dividend Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.56%	[2]
5 Years	rr_AverageAnnualReturnYear05	10.12%	[2]
10 Years	rr_AverageAnnualReturnYear10	11.72%	[2]
RNC Genter Dividend Income Fund | RNC Genter Dividend Income Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GDIIX
1 Year	rr_AverageAnnualReturnYear01	(0.78%)
5 Years	rr_AverageAnnualReturnYear05	9.51%
10 Years	rr_AverageAnnualReturnYear10	9.39%
RNC Genter Dividend Income Fund | RNC Genter Dividend Income Fund Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.37%)	[3]
5 Years	rr_AverageAnnualReturnYear05	7.66%	[3]
10 Years	rr_AverageAnnualReturnYear10	9.17%	[3]
RNC Genter Dividend Income Fund | RNC Genter Dividend Income Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.12%)	[3]
5 Years	rr_AverageAnnualReturnYear05	7.29%	[3]
10 Years	rr_AverageAnnualReturnYear10	8.53%	[3]

[1]	Effective June 29, 2021, the Fund changed one of its performance benchmarks from the Russell 1000 Value Index to the S&P 500/Citigroup Value Index. RNC Genter Capital Management, LLC, the Fund’s advisor, believes the S&P 500/Citigroup Value Index provides similar information to the prior index, while providing better value to shareholders.
[2]	The S&P 500/Citigroup Value Index is a performance benchmark that reflects the market sectors in which the Fund primarily invests. The MSCI US Investable Market High Dividend Yield Index is a performance benchmark reflecting returns of companies with high dividend yields similar to those companies held by the Fund.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.